Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9 - Footnotes (Detail) $ in Millions	Jan. 01, 2018 USD ($)
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Remeasurement of financial assets (reclassified from amortized cost to fair value through profit or loss)	$ (310)
Reversal of allowances (IAS 39)	27
Deferred tax assets recognized, initial application of IFRS 9	126
Effect of adoption of IFRS 9 classification and measurement changes, pre-tax basis	(360)
Receivables from securities financing transactions, to: Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Remeasurement of financial assets (reclassified from amortized cost to fair value through profit or loss)	(1)
Amount reclassified upon adoption of IFRS 9	(5,085)
Reclassified from Forward starting reverse repurchase agreements into Derivatives
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Notional values	11,787
Loans and advances to customers, to: Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Remeasurement of financial assets (reclassified from amortized cost to fair value through profit or loss)	(293)
Amount reclassified upon adoption of IFRS 9	(2,747)
Reversal of allowances (IAS 39)	11
Loans and advances to customers, to: Financial assets at fair value not held for trading | Loans | Investment Bank
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	566
Loans and advances to customers, to: Financial assets at fair value not held for trading | Loans | Corporate Center
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	12
Loans and advances to customers, to: Financial assets at fair value not held for trading | Auction-rate securities | Corporate Center
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	2,169
Loans and advances to customers, to: Financial assets at fair value held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Remeasurement of financial assets (reclassified from amortized cost to fair value through profit or loss)	(16)
Amount reclassified upon adoption of IFRS 9	(480)
Reversal of allowances (IAS 39)	16
Loans and advances to customers, to: Financial assets at fair value held for trading | Loans | Investment Bank
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	566
Reclassified to Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	15
Derecognized from Derivative liabilities
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	2
Available for sale assets reclassified to Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	636
Available for sale assets reclassified to Financial assets at fair value not held for trading | Equity instruments and Investment fund units
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	755
Financial assets designated at fair value reclassified to Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Financial Assets Previously Designated At Fair Value Through Profit Or Loss But No Longer So Designated First Application Of IFRS 9	60,448
Financial assets designated at fair value reclassified to Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Financial Assets Previously Designated At Fair Value Through Profit Or Loss But No Longer So Designated First Application Of IFRS 9	9
Other financial liabilities designated at fair value, from: Payables from securities financing transactions
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	5,212
Reclassified from Forward starting repurchase agreements into Derivatives
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Notional values	7,930
UBS AG
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Remeasurement of financial assets (reclassified from amortized cost to fair value through profit or loss)	(310)
Reversal of allowances (IAS 39)	27
Deferred tax assets recognized, initial application of IFRS 9	126
Effect of adoption of IFRS 9 classification and measurement changes, pre-tax basis	(360)
UBS AG | Receivables from securities financing transactions, to: Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Remeasurement of financial assets (reclassified from amortized cost to fair value through profit or loss)	(1)
Amount reclassified upon adoption of IFRS 9	(5,085)
UBS AG | Reclassified from Forward starting reverse repurchase agreements into Derivatives
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Notional values	11,787
UBS AG | Loans and advances to customers, to: Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Remeasurement of financial assets (reclassified from amortized cost to fair value through profit or loss)	(293)
Amount reclassified upon adoption of IFRS 9	(2,747)
Reversal of allowances (IAS 39)	11
UBS AG | Loans and advances to customers, to: Financial assets at fair value not held for trading | Loans | Investment Bank
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	566
UBS AG | Loans and advances to customers, to: Financial assets at fair value not held for trading | Loans | Corporate Center
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	12
UBS AG | Loans and advances to customers, to: Financial assets at fair value not held for trading | Auction-rate securities | Corporate Center
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	2,169
UBS AG | Loans and advances to customers, to: Financial assets at fair value held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Remeasurement of financial assets (reclassified from amortized cost to fair value through profit or loss)	(16)
Amount reclassified upon adoption of IFRS 9	(480)
Reversal of allowances (IAS 39)	16
UBS AG | Reclassified to Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	15
UBS AG | Derecognized from Derivative liabilities
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	2
UBS AG | Available for sale assets reclassified to Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	636
UBS AG | Available for sale assets reclassified to Financial assets at fair value not held for trading | Equity instruments and Investment fund units
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	755
UBS AG | Financial assets designated at fair value reclassified to Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Financial Assets Previously Designated At Fair Value Through Profit Or Loss But No Longer So Designated First Application Of IFRS 9	60,062
UBS AG | Financial assets designated at fair value reclassified to Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Financial Assets Previously Designated At Fair Value Through Profit Or Loss But No Longer So Designated First Application Of IFRS 9	9
UBS AG | Other financial liabilities designated at fair value, from: Payables from securities financing transactions
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	5,212
UBS AG | Reclassified from Forward starting repurchase agreements into Derivatives
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Notional values	$ 7,930